Statement of comprehensive income - ZAR (R) R in Millions		12 Months Ended
		Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Statement of comprehensive income
(Loss)/earnings for the year		R (91,272)	R 6,074	R 10,146
Other comprehensive income, net of tax
Items that can be subsequently reclassified to the income statement		24,123	1,353	6,068
Effect of translation of foreign operations		26,720	1,533	5,237
Effect of cash flow hedges	[1]	(2,192)	(287)	1,233
Fair value of investments available-for-sale				13
Foreign currency translation reserve on disposal of business reclassified to the income statement	[2]	(801)
Tax on items that can be subsequently reclassified to the income statement	[3]	396	107	(415)
Items that cannot be subsequently reclassified to the income statement		(205)	(265)	(54)
Remeasurements on post-retirement benefit obligations	[4]	(147)	(531)	(80)
Fair value of investments through other comprehensive income		(112)	136
Tax on items that cannot be subsequently reclassified to the income statement		54	130	26
Total comprehensive (loss)/income for the year		(67,354)	7,162	16,160
Attributable to
Owners of Sasol Limited		(67,220)	5,377	14,727
Non-controlling interests in subsidiaries		(134)	1,785	1,433
Total comprehensive (loss)/income for the year		R (67,354)	R 7,162	R 16,160

[1]	The interest rate swap was redesignated as a hedging instrument in a cash flow hedge during the current year, with hedge accounting resumed. Losses incurred on the movement in the swap derivative are recognized in other comprehensive income and amounted to R2 192 million (2019 - R1 400 million; 2018 - R286 million). 2019 included a gain of R115 million relating to the reclassification of the swap to profit and loss on termination of the hedge relationship.
[2]	Includes the reclassification of the foreign currency translation reserve relating to the divestment from our 50% equity interest in Sasol Huntsman GmbH & co KG, the sale of Sasol’s share in Sasol Wilmar Alcohol Industries, as well as the sale of our indirect beneficial interest in the Excravos GTL (EGTL) plant in Nigeria
[3]	The amount is mainly on the cash flow hedge.
[4]	Includes the effect of a loss of R604 million (2019 - R58 million; 2018 - R1 051 million) relating to the movement in the asset limitation, as well as a gain of R2 million (2019 - R83 million; 2018 - R1 million) on reimbursive rights related to post-retirement benefits, recognised in long-term receivables.